CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
SCHEDULE OF CASH AND CASH EQUIVALENTS
	December 31, 2022	December 31, 2021
Cash held in banks	$7,500,607	$22,729,212
Guaranteed investment certificates	394,174	346,501
	$7,894,781	$23,075,713